Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of June 2015

Collection Period Start	1-Jun-15	Distribution Date	15-Jul-15
Collection Period End	30-Jun-15	30/360 Days	30
Beg. of Interest Period	15-Jun-15	Actual/360 Days	30
End of Interest Period	15-Jul-15

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		1,517,865,698.77	440,735,753.50	400,103,529.73	0.2635961
Total Securities		1,517,865,698.77	440,735,753.50	400,103,529.73	0.2635961
Class A-1 Notes	0.230000%	195,000,000.00	0.00	0.00	0.0000000
Class A-2a Notes	0.450000%	195,000,000.00	0.00	0.00	0.0000000
Class A-2b Notes	0.315500%	400,000,000.00	0.00	0.00	0.0000000
Class A-3 Notes	0.610000%	360,000,000.00	72,870,054.73	32,237,830.96	0.0895495
Class A-4 Notes	0.740000%	109,825,000.00	109,825,000.00	109,825,000.00	1.0000000
Certificates	0.000000%	258,040,698.77	258,040,698.77	258,040,698.77	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	0.00	0.00	0.0000000	0.0000000
Class A-2a Notes	0.00	0.00	0.0000000	0.0000000
Class A-2b Notes	0.00	0.00	0.0000000	0.0000000
Class A-3 Notes	40,632,223.77	37,042.28	112.8672883	0.1028952
Class A-4 Notes	0.00	67,725.42	0.0000000	0.6166667
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	40,632,223.77	104,767.70

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				6,622,816.39
Monthly Interest				2,093,453.46
Total Monthly Payments				8,716,269.85

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				293,326.04
Aggregate Sales Proceeds Advance				14,364,826.00
Total Advances				14,658,152.04

Vehicle Disposition Proceeds:
Reallocation Payments				25,344,970.72
Repurchase Payments				2,258,309.85
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				14,758,999.08
Excess Wear and Tear and Excess Mileage				341,837.15
Remaining Payoffs				0.00
Net Insurance Proceeds				379,784.86
Residual Value Surplus				314,931.35
Total Collections				66,773,254.90

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	14,715,831.09			936
Involuntary Repossession	275,752.00			20
Voluntary Repossession	33,701.00			2
Full Termination	10,319,686.63			649
Bankruptcy	-			-
Insurance Payoff		374,876.48		20
Customer Payoff			365,989.93	20
Grounding Dealer Payoff			9,984,380.61	538
Dealer Purchase			3,370,422.07	175
Total	25,344,970.72	374,876.48	13,720,792.61	2,360

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of June 2015

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	23,600	493,153,953.57	7.00000%	440,735,753.50
Total Depreciation Received		(7,362,640.97)		(6,008,465.87)
Principal Amount of Gross Losses	(39)	(714,035.21)		(642,924.88)
Repurchase / Reallocation	(132)	(2,342,781.71)		(2,258,309.85)
Early Terminations	(668)	(13,276,635.02)		(12,010,795.88)
Scheduled Terminations	(1,155)	(21,603,526.91)		(19,711,727.29)
Pool Balance - End of Period	21,606	447,854,333.75		400,103,529.73

Remaining Pool Balance
Lease Payment				44,318,057.69
Residual Value				355,785,472.04
Total				400,103,529.73

III. DISTRIBUTIONS

Total Collections					66,773,254.90
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					66,773,254.90

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					397,868.88
3. Reimbursement of Sales Proceeds Advance					24,026,372.90
4. Servicing Fee:
Servicing Fee Due					367,279.79
Servicing Fee Paid					367,279.79
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					24,791,521.57

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					0.00

Class A-1 Notes Monthly Interest Paid					0.00
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2a Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-2b Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					0.00

Class A-2 Notes Monthly Interest Paid					0.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					37,042.28

Class A-3 Notes Monthly Interest Paid					37,042.28
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of June 2015

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	67,725.42

Class A-4 Notes Monthly Interest Paid	67,725.42
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	104,767.70
Total Note and Certificate Monthly Interest Paid	104,767.70
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	41,876,965.63

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	40,632,223.77

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	40,632,223.77
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	1,244,741.86

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of June 2015

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		7,589,328.49
Required Reserve Account Amount		22,767,985.48
Beginning Reserve Account Balance		22,767,985.48
Additional Cash Infusion		0.00
Reinvestment Income for the Period		0.00
Reserve Fund Available for Distribution		22,767,985.48
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		1,244,741.86
Gross Reserve Account Balance		24,012,727.34
Remaining Available Collections Released to Seller		1,244,741.86
Total Ending Reserve Account Balance		22,767,985.48

V. POOL STATISTICS

Weighted Average Remaining Maturity		5.45
Monthly Prepayment Speed		120%
Lifetime Prepayment Speed		70%

	$	units
Recoveries of Defaulted and Casualty Receivables	806,777.06
Securitization Value of Gross Losses and Casualty Receivables*	642,924.88	39
Aggregate Defaulted and Casualty Gain (Loss)	163,852.18
Pool Balance at Beginning of Collection Period	440,735,753.50
Net Loss Ratio	0.0372%

Cumulative Net Losses for all Periods	0.1888%	2,865,826.60

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	3,329,338.93	194
61-90 Days Delinquent	922,909.38	52
91-120+ Days Delinquent	148,618.46	8
Total Delinquent Receivables:	4,400,866.77	254
60+ Days Delinquencies as Percentage of Receivables	0.24%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	25,035,517.72	1585
Securitization Value	28,441,712.88
Aggregate Residual Gain (Loss)	(3,406,195.16)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	383,905,867.73	24,978
Cumulative Securitization Value	417,806,469.82
Cumulative Residual Gain (Loss)	(33,900,602.09)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		37,408,778.74
Reimbursement of Outstanding Advance		24,026,372.90
Additional Advances for current period		14,364,826.00
Ending Balance of Residual Advance		27,747,231.84

Beginning Balance of Payment Advance		865,537.30
Reimbursement of Outstanding Payment Advance		397,868.88
Additional Payment Advances for current period		293,326.04
Ending Balance of Payment Advance		760,994.46

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2013-A
Monthly Servicer's Report
for the month of June 2015

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No

* This line has been changed to "Gross Losses" from "Defaulted Receivables." Leases with lessees subject to Chapter 13 bankruptcy proceedings (“Chapter 13 Leases”)
are classified as “Defaulted Leases” under the transaction documents but do not factor into the principal payments due on the notes until such leases have been terminated.
In order to more accurately reflect the correlation between defaults on the leases and principal payments on the notes, the servicer has revised this line item beginning with the May
2015 collection period to reflect Gross Losses, which includes Chapter 13 Leases that have been terminated in accordance with NMAC’s credit and collections policies but does not include other Chapter 13 Leases where the related obligors are making timely payments and have not yet been terminated in accordance with such policies.